LONG TERM NOTES PAYABLE (Details 1) (USD $)	Dec. 31, 2011	Dec. 31, 2010
2012	$ 0
2013	0
2014	0
2015	119,957
2016	243,591
Thereafter	86,452
Long-term Debt	$ 450,000	$ 1,125,743